SCHEDULE OF BANK BORROWING (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Debt Disclosure [Abstract]
Bank borrowing – guaranteed and repayable on demand	$ 154,972	$ 156,170